Intangible assets and good will, net	12 Months Ended
Dec. 31, 2018
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Intangible assets and good will, net
(14)	Intangible assets and good will, net

Intangible assets and good will, net of amortization as of December 31, 2018 and 2017 are follows:

	December 31, 2018	December 31, 2017
Routes	$34,299	$36,503
Trademarks	3,959	3,938
Software and webpages	84,470	70,927
Other intangible rights	83,042	3,938

Subtotal	205,770	115,306
Goodwill	308,033	311,273

Total Intangible Assets	$513,803	$426,579

The following is the detail of intangible assets as of December 31, 2018 and 2017:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others (1)	Total
Cost:
December 31, 2017	$314,420	$52,481	$3,938	$147,512	$8,721	$527,072

Other Acquisitions – Internally developed	—	—	21	23,888	92,726	116,635
Acquisitions / Adjustment through Business Combinations	(3,240)	—	—	—	—	(3,240)

December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Accumulated Amortization and Impairment Losses:
December 31, 2017	$3,147	$15,978	$—	$76,585	$4,783	$100,493

Amortization for the year	—	2,204	—	10,345	13,622	26,171

December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Carrying Amounts:
December 31, 2017	$311,273	$36,503	$3,938	$70,927	$3,938	$426,579

December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

(1)

The main acquisitions of other intangibles correspond to digital transformation project for $ 28,567, the SAP project for $17,566, J2C project for $ 13,056, SOC Project for $ 8,848 and CRM project 5,936.

The following is the detail of intangible assets as of December 31, 2017 and 2016:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2016	$311,181	$52,481	$3,938	$120,694	$4,804	$493,098

Other Acquisitions – Internally developed	3,240	—	—	26,818	3,916	33,974

December 31, 2017	$314,421	$52,481	$3,938	$147,512	$8,720	$527,072

Accumulated Amortization and Impairment Losses:
December 31, 2016	$3,147	$13,774	$—	$58,890	$4,369	$80,180

Amortization for the year	—	2,204	—	17,695	414	20,313

December 31, 2017	$3,147	$15,978	$—	$76,585	$4,783	$100,493

Carrying Amounts:
December 31, 2016	$308,034	$38,707	$3,938	$61,804	$435	$412,918

December 31, 2017	$311,274	$36,503	$3,938	$70,927	$3,937	$426,579

(14.1) Goodwill and intangible assets with indefinite useful life

In order to verify the impairment of goodwill acquired through business combinations and other intangibles with indefinite useful life, these have been assigned to the following Cash Generating Units (CGU):

•	Avianca Ecuador, S.A.

•	Grupo Taca Holdings Limited

•	Tampa Cargo S.A.S.

The carrying amount of goodwill and intangibles allocated to each of the CGUs:

	Avianca Ecuador, S.A.		Grupo Taca Holdings Limited		Tampa Cargo S.A.S.
	2018	2017	2018	2017	2018	2017
Goodwill	$32,979	$32,979	$234,779	$234,779	$40,276	$40,276
Routes	—	—	—	—	23,463	23,463
Trademarks	—	—	—	—	3,938	3,938

The Group performed its annual impairment test in December 2018 and 2017. The Group considers the relationship between the value in use of the CGU and its book value, among other factors, when reviewing for indicators of impairment on the goodwill or any of its intangible assets. As of December 31, 2018 and 2017, the Group did not identify potential impairment of goodwill or intangible assets.

Basis for calculating recoverable amount

The recoverable amounts of CGUs have been measured based on their value-in-use.

Value-in-use is calculated using a discounted cash flow model. Cash flow projections are based on the Business plan approved by the Board covering a five year period. Cash flows extrapolated beyond the five year period are projected to increase based on long-term growth rates. Cash flow projections are discounted using the CGU’s pre-tax discount rate.

Annually the Group prepares and the Board approves five year business plans. Business plans were approved in the fourth quarter of the year. The business plan cash flows used in the value-in-use calculations reflect all restructuring of the business that has been approved by the Board and which can be executed by Management under existing agreements.

For each of the CGUs the key assumptions used in the value-in-use calculations are as follows:

	Avianca Ecuador, S.A.		Grupo Taca Holdings Limited		Tampa Cargo S.A.S.
	2018	2017	2018	2017	2018	2017
Carrying amount of goodwill	$32,979	$32,979	$234,779	$234,779	$40,276	$40,276
Impairment losses	—	—	—	—	—	—
Revenue growth p.a. over planning period	-0.6% to 8.9%	1.9% to 11.7%	1.3% to 9.6%	4.3% to 17.8%	0.4% to 1.9%	0.8% to 3.7%
Operating income over planning period	4.9% to 17.7%	8.5% to 14.9%	-3,0% to 2.2%	1.8% to 5.2%	8.4% to 13.9%	8.9% to 12.3%
Capital expenditures over planning period	9% to 17%	3% to 13%	9% to 13%	4% to 11%	2% to 10%	0.3% to 7.7%
Duration of planning period	5 years	5 years	5 years	5 years	5 years	5 years
Revenue growth p.a. after planning period	4.4%	6.9%	4.4%	12.9%	3.9%	5.5%
Operating Income after planning period	5.9%	13.2%	3.2%	5.2%	15.3%	11.4%
Capital expenditures after planning period	10%	7%	8%	5%	6%	6.6%
Business Enterprise Value	274,720	231,008	2,142,073	1,886,880	759,450	772,027
Discount rate	12.32%	13.03%	13.44%	14.48%	9.36%	9.6%

The projections are based on the Company’s budget, from which we calculate the unit and its growth trends to develop the 5-year projections. We also add the expectations of relative growth of other business units and their selected costs.

Macroeconomic assumptions are based on market data extracted from Bloomberg for both the expected WTI price and the expected interest rate levels, which have a direct impact on our cost projections. All costs are affected by inflation.